Liquidity Risks and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Liquidity Risks and Management's Plans

Note 2 — Liquidity Risks and Management’s Plans

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception we have incurred, and continue to incur significant losses from operations. The Company used approximately $2.7 million cash in operations in the first six months of 2011. The Angel® and ActivAT® product lines, acquired in April 2010, historically generated approximately $5 million in revenue per year. While the Company is currently generating revenue consistent with those historical levels, there is no assurance that it will be successful in maintaining or growing these revenues.

The Company needs to sustain and grow Angel® and ActivAT® product sales and increase sales of AutoloGelTM to meet its business objectives. There is no assurance that the Company will be successful in this regard.

The promissory note payable to Sorin with a remaining face amount of $3.4 million as of April 28, 2011, was fully satisfied with a payment of $2.1 million in April 2011, as more fully described in the Notes Payable Note to the consolidated financial statements. This development removes a significant short term financing obligation. The $2.1 million was funded through a new promissory note raised from an existing shareholder, which note carries a 12% annual cash interest only obligation, payable quarterly beginning on September 30, 2011. The principal under this note is due April 28, 2015.

The Company also raised $325,000 in April 2011 through a private offering of its common stock at a purchase price of $0.33 per share to four “accredited” investors. The shares were sold in transactions exempt from registration under the Securities Act of 1933. These funds will be used for general corporate and working capital purposes.

In July 2011, the Company raised an aggregate $1.2 million through two separate offerings of convertible debt, as more fully described in the Subsequent Events Note to the consolidated financial statements. The Company placed a three year convertible note with a single accredited investor totaling $1.3 million with an initial funding of $600,000 available at closing, another $200,000 available within 60 days of the closing date provided certain conditions are met, and the remaining $500,000 anticipated to be available in monthly installments beginning in February 2012. The Company also placed an aggregate of $600,000 in 12% short-term convertible notes with several accredited investors and long term shareholders of the Company. Quarterly cash interest payments under these notes will commence on September 30, 2011, with the notes maturing on March 31, 2012. The shares were sold in transactions exempt from registration under the Securities Act of 1933. These funds will be used for general corporate and working capital purposes.

While this additional funding will sustain the Company in the immediate term as it seeks to make progress on its primary business objectives, it will also require additional capital to finance the further development of its business operations. The Company may access such capital through the purchase agreements entered into in October 2010 with Lincoln Park Capital (“LPC”). These agreements allow the Company to sell up to 150,000 shares of common stock every other business day to LPC within certain pre-defined parameters (including a minimum share per price of $0.30), up to an aggregate amount of $11.5 million over a 25-month period. Given the parameters within which the Company may draw down from LPC, there is no assurance that the amounts available under the Purchase Agreements will be sufficient to fund our operational cash flow needs and service the Notes Payable. The Company raised approximately $2.5 million in the first six months of 2011 under these agreements.

We believe that cash on hand, the amounts available under the purchase agreements with LPC (provided that the purchase price per share remains above $0.30) and significant planned sales growth of the Angel® and ActivAT® products, along with the successful execution of our sales strategy for AutoloGelTM, would be sufficient to fund our operations, service the interest on the new promissory notes, and fund planned capital expenditures through 2011. However, there is no assurance that we will be able to meet our sales targets or that we will be able to raise sufficient capital through the LPC purchase agreements to fund our operations, meet our debt service commitments, or invest in planned capital expenditures.

If significant amounts are not available to the Company under the LPC Purchase Agreements, additional funding will be required for the Company to pursue all elements of its strategic plan. Specific programs that may require additional funding include, without limitation, accelerated investment in the sales, marketing, distribution, and customer service areas, further expansion into the European market, significant new product development or modifications, conduct of any trials the Company may deem necessary in order to obtain Centers for Medicare and Medicaid Services (“CMS”) coverage, and pursuit of certain other attractive opportunities for the Company. We would likely raise such additional capital through the issuance of our equity securities, which may result in significant additional dilution to our investors. The Company’s ability to raise additional capital is dependent on, among other things, the state of the financial markets at the time of any proposed offering. Given the current state of the financial markets, the ability to raise capital may be significantly diminished. We are also exploring potential strategic partnerships, which could provide a capital infusion to the Company. However, it may be necessary to partner one or more of our technologies at an earlier stage of development than currently anticipated, which could cause the Company to share a greater portion of the potential future economic value of those programs with its partners. The Company is also exploring the possibility of obtaining grant funding for some of its ongoing projects, but it is too early to determine whether these efforts are likely to be successful. Because of certain restrictive covenants relating to its preferred stock, we may not be able to obtain traditional debt financing. There is no assurance that additional funding, through any of the aforementioned means, will be available on acceptable terms, or at all. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations could be materially negatively impacted. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

In the event the Company is unable to successfully sustain and increase product sales as described above and obtain additional capital, it is unlikely that the Company will have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, if the Company determines it will not be able to obtain the necessary financing to address its working capital needs for a reasonable period into the future, it may pursue alternative paths forward for the Company. These paths could include, but not be limited to, sale of the Company or its assets, merger, organized wind-down, going private/dark, fundamental shift in its strategic plan (e.g. abandon commercialization strategy and focus exclusively on licensing), bankruptcy, etc.

The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Note 2 — Liquidity Risks and Management’s Plans

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The licensing agreements, under which the Company’s royalty revenues were generated, expired in late November 2009. The Angel® and ActivAT® product lines, acquired in April 2010, historically generated approximately $5 million per year. The Company has generated revenue of $3.4 million on those product lines through December 31, 2010.

In October 2010, the Company completed a $1.5 million capital raise, of which approximately $900,000 was immediately used to fund the first installment payment plus interest to Sorin under the Note Payable arising as a result of the Angel® and ActivAT® acquisition. The Company needs to sustain and grow Angel® and ActivAT® product sales and increase sales of AutoloGelTM to meet its business objectives. There is no assurance that the Company will be successful in this regard.

The Company will also require additional capital to finance the further development of its business operations and to satisfy further installments under the Note Payable to Sorin. In October 2010, the Company entered into two separate Purchase Agreements with Lincoln Park Capital (“LPC”) which may allow the Company to sell up to 150,000 shares of common stock every other business day to LPC within certain pre-defined parameters (including a minimum share per price of $0.30), up to an aggregate amount of $11.5 million over a 25 month period. There is no assurance that the amounts raised under the Purchase Agreements will be sufficient to fund our operational cash flow needs and service the Note Payable.

The Company may therefore need to seek additional capital through other issuances of our equity securities, strategic collaborations, grant funding, or any other means we deem appropriate. There is no assurance that such capital will be available on acceptable terms or at all. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

In the event the Company is unable to successfully sustain and increase product sales as described above and obtain additional capital, it is unlikely that the Company will have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, if the Company determines it will not be able to obtain the necessary financing to address its working capital needs for a reasonable period into the future, it may pursue alternative paths forward for the Company. These paths could include, but not be limited to, sale of the Company or its assets, merger, organized wind-down, going private/dark, fundamental shift in its strategic plan (e.g. abandon commercialization strategy and focus exclusively on licensing), bankruptcy, etc.

The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.